Trade and other receivables (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Trade receivables, net	[1]	₨ 9,631,400		₨ 10,003,960
Other receivables including deposits	[2]	2,440,583		2,623,480
Construction contract related accruals		0		0
Trade and other current receivables		₨ 12,071,983	$ 160,135	₨ 12,627,440

[1]	Trade receivables as of March 31, 2020 and March 31, 2019 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.
[2]	Other receivables comprises of the following items: Refer Trade and other receivables (Details 3)